Pension and Postretirement Benefits (Net Periodic Benefit Cost (Income)) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Period in which the difference between market related value of assets is calculated in years, max			five
Period in which the difference between actual and estimated asset returns in MRVA is calculated			three
Market related value of assets			$ 361.0	$ 351.2	$ 346.0
Pension [Member]
Service cost	1.8	1.5	5.9	7.2	6.2
Interest cost	4.3	4.4	17.5	15.6	17.3
Expected return on assets	(5.7)	(5.8)	(22.9)	(23.3)	(22.7)
Actuarial (gain) / loss	1.5	0.9	3.4	4.9	5.0
Prior service cost	0.5	0.4	1.5	1.5	1.5
Net periodic benefit cost / (income)	2.4	1.4	5.4	5.9	7.3
Postretirement [Member]
Service cost		0.1	0.2	0.2	0.1
Interest cost	0.2	0.2	0.8	0.8	0.9
Expected return on assets		(0.1)	(0.2)	(0.1)	(0.3)
Actuarial (gain) / loss	(0.1)	(0.1)	(0.6)	(0.5)	(0.6)
Net periodic benefit cost / (income)	$ 0.1	$ 0.1	$ 0.2	$ 0.4	$ 0.1